INCOME TAX (Details) - USD ($)	Dec. 31, 2020	May 29, 2020	May 28, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset
Organizational costs/Startup expenses				$ 227,930	$ 86,012
Total deferred tax assets				227,930	86,012
Valuation allowance	$ (109,733,000)			(256,517,000)	(86,012)
Deferred tax asset, net of allowance		$ 94,100,000	$ 193,000,000.0	$ 0	$ 0